Inventory, net - Schedule of Inventory, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	$ 3,264	$ 2,756
Raw materials	64
Work in process	50
Less: Inventory reserve	(16)	(20)
Inventory, net	$ 3,362	$ 2,736